Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016
Indemnification Under the Omnibus Agreement				$ 800	$ 2,400
Accrued Income Taxes, Noncurrent	$ 2,387	$ 2,228			2,228
Indemnification Claim	600
Indonesian Corporate Income Tax [Member]
Accrued Income Taxes, Noncurrent	$ 200	2,200			2,200
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement		300		$ 800	2,400
Indemnification Under Technical Issues			$ 300
Hoegh LNG [Member]
Indemnification Under the Omnibus Agreement		300
Indemnification Under Technical Issues		$ 100			$ 1,400